Debt and Other Liabilities - Summary of Carrying Amount of Short Term Debt Under Troubled Debt Restructuring (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Short term debt under troubled debt restructuring
Short term debt under troubled debt restructuring	$ 103,679,100
Accrued interest on short term debt under troubled debt restructuring	167,386
Debt issuance costs on short term debt under troubled debt restructuring	(2,306,400)
Total short term debt under troubled debt restructuring	$ 101,540,086